Loss Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) (Parenthetical)	Dec. 20, 2019
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Reverse share split, description	1-100 reverse share split